30 EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2019
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD

30    EVENTS AFTER THE REPORTING PERIOD

·       In January 2020, the Company issued debt securities in the foreign market (“Notes”), through its subsidiary CSN Islands XI Corp, in the amount of US$1 billion, with maturity in 2028 and interest rate of 6.75% per year. Part of the funds raised, in the amount of US$263 million, were used in the repurchase offer (“Tender Offer”) of the Notes issued by CSN Resources SA with maturity in 2020, as communicated to the market on January 17, 2020. The Notes are guaranteed, unconditionally and irrevocably, by the Company.

·       USIMINAS shares classified as financial investments (see note 4) are exposed to changes in share prices since the securities are valued at fair value through profit or loss according to quotations on the Stock Exchange. On April 2, 2020, common and preferred shares depreciated in the global amount of R$999.9 million since the balance sheet date.

·       During March 2020, the pandemic of Covid-19 spread significantly on a global scale. The pandemic has the potential to cause significant operational disruptions globally, and is expected to result in volatility in the global markets, affecting global and regional economies. In the event that the disruptions resulting from the pandemic continues to increase worldwide, they can materially affect the global economy and the financial markets such as interest rates and exchange rates applicable to our indebtedness as well as affect our clients and suppliers. These consequences could affect the Company’s financial condition and results of operations. We created a special Committee that is in charge of monitoring the pandemic, its effects on the global economy and is focused on minimizing the effects to our employees, transactions and financial results. Note that the timeframe and overall effects of the pandemic is currently unpredictable. We are not able to predict the outcome on the global economy and the consequences to Company’s transactions and financial results.